Significant Events in the Reporting Period - Schedule of Specification of Deferred Tax Assets (Liabilities) (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Tax deductible losses	€ 444,336	€ 430,011
Other temporary differences, assets	254,940	291,759
Deferred tax asset, not recognized	0	(721,631)
Other temporary differences, liabilities	0	(9,762)
Total deferred tax assets/(liabilities)	€ 699,276	€ (9,623)